Capital Stock - Summary of Common Stock Issued and Outstanding (Detail) - shares		12 Months Ended
	Nov. 18, 2014	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Legacy Shareholders	535,685	6,769,106	7,448,389	535,685
Common stock, issued	6,769,106	6,769,106	7,448,389	535,685
IPO [Member]
Legacy Shareholders	6,769,106
Common stock, issued	6,769,106
2014 Convertible Promissory Notes [Member] | IPO [Member]
Debt conversion, shares issued	552,105
Units [Member] | IPO [Member]
Issued in connection with the IPO	1,650,000	1,650,000
Units [Member] | 2014 Convertible Promissory Notes [Member]
Debt conversion, shares issued	552,105
Units [Member] | 2014 Convertible Promissory Notes [Member] | IPO [Member]
Debt conversion, shares issued		552,105
Common Stock [Member]
Issued in connection with the IPO		1,650,000
Common stock issued upon conversion of convertible preferred stock	865,429
Common Stock [Member] | IPO [Member]
Issued in connection with the IPO		1,650,000
Common stock issued upon conversion of convertible preferred stock	865,429	865,429
Common Stock [Member] | 2014 Convertible Promissory Notes [Member]
Common stock issued upon conversion of convertible preferred stock		552,105
Common Stock [Member] | 2014 Convertible Promissory Notes [Member] | IPO [Member]
Debt conversion, shares issued		552,105
Common Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Common stock issued upon conversion of convertible preferred stock		3,165,887
Common Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member]
Debt conversion, shares issued	3,165,887	3,165,887